related party transactions (Tables)	6 Months Ended
Jun. 30, 2024
related party transactions
Schedule of transactions with key management personnel

	Three months		Six months
Periods ended June 30 (millions)	2024	2023	2024	2023
Short-term benefits	$5	$6	$9	$11
Post-employment pension [1] and other benefits	2	2	4	4
Share-based compensation [2]	14	10	20	27
	$21	$18	$33	$42

1	The members of our Executive Team are members of our Pension Plan for Management and Professional Employees of TELUS Corporation and certain other non-registered, non-contributory supplementary defined benefit and defined contribution pension plans.
2	We accrue an expense for the notional subset of our restricted share units with market performance conditions using a fair value determined by a Monte Carlo simulation. Restricted share units with an equity settlement feature are accounted for as equity instruments. The expense in respect of restricted share units that do not ultimately vest is reversed against the expense that was previously recorded in their respect.

Six-month periods ended June 30	Number of	Notional	Grant-date
($ in millions)	units	value [1]	fair value [1]
2024
TELUS Corporation
Restricted share units	1,465,459	$35	$41
TELUS International (Cda) Inc.
Restricted share units	915,896	11	11
		$46	$52
2023
TELUS Corporation
Restricted share units	1,220,549	$33	$35
TELUS International (Cda) Inc.
Restricted share units	353,789	10	10
		$43	$45

1	The notional value of restricted share units is determined by multiplying the equity share price at the time of award by the number of units awarded; the grant-date fair value differs from the notional value because the fair values of some awards have been determined using a Monte Carlo simulation (see Note 14(b)). The notional value of share options has been determined using an option pricing model